PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of employees total annual compensation	As of December 31, 2018, 2017 and 2016, ArcelorMittal had approximately 209,000, 197,000 and 199,000 employees, respectively, and the total annual compensation of ArcelorMittal’s employees in 2018, 2017 and 2016 was as follows:

	Year Ended December 31,
Employee Information	2018	2017	2016
Wages and salaries	8,176	7,912	7,675
Pension cost (see note 7.2)	264	265	124
Loss/(gain) following new labor agreement in the U.S. (see note 7.2)	15	—	(832)
Other staff expenses	2,004	1,791	1,591
Total	10,459	9,968	8,558

Disclosure of information about key management personnel	The total annual compensation of ArcelorMittal’s key management personnel, including its Board of Directors, expensed in 2018, 2017 and 2016 was as follows:

	Year Ended December 31,
	2018	2017	2016
Base salary and directors fees	8	8	12
Short-term performance-related bonus	8	7	2
Post-employment benefits	1	1	1
Share-based compensation	4	3	2

Disclosure of net defined benefit liability (asset)	Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2018
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,686	3,269	679	579	159
Current service cost	85	49	10	25	1
Interest cost on DBO	155	120	21	12	2
Past service cost - Plan amendments	(13)	(10)	(1)	(2)	—
Past service cost - Curtailments	(2)	—	—	(2)	—
Plan participants’ contribution	32	32	—	—	—
Actuarial (gain) loss	(395)	(365)	(32)	3	(1)
Demographic assumptions	(11)	(14)	2	1	—
Financial assumptions	(320)	(285)	(24)	(8)	(3)
Experience adjustment	(64)	(66)	(10)	10	2
Benefits paid	(266)	(188)	(34)	(41)	(3)
Foreign currency exchange rate differences and other movements	(184)	—	(52)	(43)	(89)
Benefit obligation at end of the period	4,098	2,907	591	531	69

Change in plan assets
Fair value of plan assets at beginning of the period	546	538	—	8	—
Interest income on plan assets	17	17	—	—	—
Return on plan assets greater/(less) than discount rate	(33)	(32)	—	(1)	—
Employer contribution	(3)	(3)	—	—	—
Plan participants’ contribution	32	32	—	—	—
Benefits paid	(63)	(61)	—	(2)	—
Foreign currency exchange rate differences and other movements	2	—	—	2	—
Fair value of plan assets at end of the period	498	491	—	7	—

Present value of the wholly or partly funded obligation	(589)	(528)	—	(61)	—
Fair value of plan assets	498	491	—	7	—
Net present value of the wholly or partly funded obligation	(91)	(37)	—	(54)	—
Present value of the unfunded obligation	(3,509)	(2,379)	(591)	(470)	(69)
Net amount recognized	(3,600)	(2,416)	(591)	(524)	(69)

	Year ended December 31, 2017
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	5,400	4,183	592	492	133
Current service cost	100	58	9	26	7
Interest cost on DBO	226	181	23	11	11
Past service cost - Plan amendments	4	—	1	2	1
Plan participants’ contribution	29	29	—	—	—
Actuarial (gain) loss	(942)	(1,005)	45	7	11
Demographic assumptions	(153)	(168)	2	3	10
Financial assumptions	(680)	(728)	40	9	(1)
Experience adjustment	(109)	(109)	3	(5)	2
Benefits paid	(258)	(177)	(32)	(42)	(7)
Foreign currency exchange rate differences and other movements	127	—	41	83	3
Benefit obligation at end of the period	4,686	3,269	679	579	159

Change in plan assets
Fair value of plan assets at beginning of the period	599	592	—	7	—
Interest income on plan assets	22	22	—	—	—
Return on plan assets greater/(less) than discount rate	17	15	—	2	—
Employer contribution	(44)	(44)	—	—	—
Plan participants’ contribution	12	12	—	—	—
Benefits paid	(61)	(59)	—	(2)	—
Foreign currency exchange rate differences and other movements	1	—	—	1	—
Fair value of plan assets at end of the period	546	538	—	8	—

Present value of the wholly or partly funded obligation	(757)	(689)	—	(68)	—
Fair value of plan assets	546	538	—	8	—
Net present value of the wholly or partly funded obligation	(211)	(151)	—	(60)	—
Present value of the unfunded obligation	(3,929)	(2,580)	(679)	(511)	(159)
Net amount recognized	(4,140)	(2,731)	(679)	(571)	(159)
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2018
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,835	3,508	3,481	766	2,990	90
Current service cost	136	31	25	3	68	9
Interest cost on DBO	360	120	110	68	42	20
Past service cost - Plan amendments	25	25	—	—	—	—
Plan participants’ contribution	3	—	1	—	2	—
Settlements	(76)	—	(61)	—	—	(15)
Actuarial (gain) loss	(290)	(159)	(72)	50	(104)	(5)
Demographic assumptions	20	9	1	—	10	—
Financial assumptions	(311)	(163)	(75)	38	(92)	(19)
Experience adjustment	1	(5)	2	12	(22)	14
Benefits paid	(671)	(259)	(203)	(48)	(144)	(17)
Termination benefits	6	—	—	—	6	—
Foreign currency exchange rate differences and other movements	(456)	—	(280)	(115)	(144)	83
Benefit obligation at end of the period	9,872	3,266	3,001	724	2,716	165

Change in plan assets
Fair value of plan assets at beginning of the period	7,822	2,993	3,167	723	924	15
Interest income on plan assets	267	92	97	63	15	—
Return on plan assets greater/(less) than discount rate	(333)	(197)	(142)	20	(15)	1
Employer contribution	151	42	59	6	44	—
Plan participants’ contribution	3	—	1	—	2	—
Settlement	(78)	—	(63)	—	—	(15)
Benefits paid	(550)	(254)	(203)	(48)	(45)	—
Foreign currency exchange rate differences and other movements	(405)	—	(252)	(109)	(43)	(1)
Fair value of plan assets at end of the period	6,877	2,676	2,664	655	882	—

Present value of the wholly or partly funded obligation	(8,537)	(3,238)	(2,988)	(723)	(1,500)	(88)
Fair value of plan assets	6,877	2,676	2,664	655	882	—
Net present value of the wholly or partly funded obligation	(1,660)	(562)	(324)	(68)	(618)	(88)
Present value of the unfunded obligation	(1,335)	(28)	(13)	(1)	(1,216)	(77)
Prepaid due to unrecoverable surpluses	(27)	—	(21)	(3)	(3)	—
Net amount recognized	(3,022)	(590)	(358)	(72)	(1,837)	(165)

Net assets related to funded obligations	12	—	9	—	3	—
Recognized liabilities	(3,034)	(590)	(367)	(72)	(1,840)	(165)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(34)	—	(23)	(3)	(6)	(2)
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	6	—	2	(1)	3	2
Exchange rates changes	2	—	1	1	—	—
Unrecoverable surplus at end of the period	(27)	—	(21)	(3)	(3)	—

	Year ended December 31, 2017
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,054	3,627	3,053	704	2,582	88
Current service cost	125	32	26	4	60	3
Interest cost on DBO	397	142	119	79	46	11
Past service cost - Plan amendments	14	—	13	—	1	—
Plan participants’ contribution	3	—	1	—	2	—
Actuarial (gain) loss	323	(28)	237	40	72	2
Demographic assumptions	(131)	(130)	1	—	(2)	—
Financial assumptions	418	154	188	22	54	—
Experience adjustment	36	(52)	48	18	20	2
Benefits paid	(656)	(265)	(197)	(49)	(130)	(15)
Foreign currency exchange rate differences and other movements	575	—	229	(12)	357	1
Benefit obligation at end of the period	10,835	3,508	3,481	766	2,990	90

Change in plan assets
Fair value of plan assets at beginning of the period	7,048	2,768	2,795	684	777	24
Interest income on plan assets	292	94	107	75	15	1
Return on plan assets greater/(less) than discount rate	468	274	169	16	17	(8)
Employer contribution	249	117	83	8	41	—
Plan participants’ contribution	3	—	1	—	2	—
Benefits paid	(545)	(260)	(196)	(49)	(37)	(3)
Foreign currency exchange rate differences and other movements	307	—	208	(11)	109	1
Fair value of plan assets at end of the period	7,822	2,993	3,167	723	924	15

Present value of the wholly or partly funded obligation	(9,352)	(3,477)	(3,463)	(765)	(1,635)	(12)
Fair value of plan assets	7,822	2,993	3,167	723	924	15
Net present value of the wholly or partly funded obligation	(1,530)	(484)	(296)	(42)	(711)	3
Present value of the unfunded obligation	(1,483)	(31)	(18)	(1)	(1,355)	(78)
Prepaid due to unrecoverable surpluses	(34)	—	(23)	(3)	(6)	(2)
Net amount recognized	(3,047)	(515)	(337)	(46)	(2,072)	(77)

Net assets related to funded obligations	20	—	17	—	3	—
Recognized liabilities	(3,067)	(515)	(354)	(46)	(2,075)	(77)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(34)	—	(18)	(3)	(4)	(9)
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	2	—	(3)	—	(2)	7
Exchange rates changes	(1)	—	(1)	—	—	—
Unrecoverable surplus at end of the period	(34)	—	(23)	(3)	(6)	(2)
Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2018	2017
Pension plan benefits	3,034	3,067
Other post-employment benefits	3,600	4,140
Early retirement benefits	222	280
Defined benefit liabilities	6,856	7,487
Termination benefits	126	143
Total	6,982	7,630

Components of net periodic pension cost	The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2018
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	85	49	10	25	1
Past service cost - Plan amendments	(13)	(10)	(1)	(2)	—
Past service cost - Curtailments	(2)	—	—	(2)	—
Net interest cost/(income) on net DB liability/(asset)	138	103	21	12	2
Actuarial (gains)/losses recognized during the year	7	—	—	7	—
Total	215	142	30	40	3

	Year ended December 31, 2017
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	100	58	9	26	7
Past service cost - Plan amendments	4	—	1	2	1
Net interest cost/(income) on net DB liability/(asset)	204	159	23	11	11
Actuarial (gains)/losses recognized during the year	2	—	—	2	—
Total	310	217	33	41	19

	Year ended December 31, 2016
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	100	59	7	27	7
Past service cost - Plan amendments	(851)	(844)	(3)	(4)	—
Net interest cost/(income) on net DB liability/(asset)	223	177	25	12	9
Actuarial (gains)/losses recognized during the year	1	—	—	1	—
Total	(527)	(608)	29	36	16
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2018
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	136	31	25	3	68	9
Past service cost - Plan amendments	25	25	—	—	—	—
Past service cost - Settlements	2	—	2	—	—	—
Cost of termination benefits	6	—	—	—	6	—
Net interest cost/(income) on net DB liability/(asset)	94	28	14	5	27	20
Total	263	84	41	8	101	29

	Year ended December 31, 2017
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	125	32	26	4	60	3
Past service cost - Plan amendments	14	—	13	—	1	—
Net interest cost/(income) on net DB liability/(asset)	106	48	13	4	31	10
Total	245	80	52	8	92	13

	Year ended December 31, 2016
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	112	31	25	2	50	4
Past service cost - Plan amendments	(80)	12	4	—	(96)	—
Past service cost - Curtailments	(6)	—	—	—	—	(6)
Net interest cost/(income) on net DB liability/(asset)	108	47	15	2	35	9
Total	134	90	44	4	(11)	7

Expenses recognized in the income statement	The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2018	2017	2016
Net periodic pension cost	263	245	134
Net periodic OPEB cost	215	310	(527)
Total	478	555	(393)

Cost of sales	212	220	(725)
Selling, general and administrative expenses	34	23	—
Financing costs - net	232	312	332
Total	478	555	(393)

Schedule of weighted-average asset allocations for the funded defined benefit pension plans by asset category	The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2018
	United States	Canada	Brazil	Europe
Equity Securities	35%	42%	—	3%
- Asset classes that have a quoted market price in an active market	12%	33%	—	3%
- Asset classes that do not have a quoted market price in an active market	23%	9%	—	—
Fixed Income Securities (including cash)	46%	50%	78%	72%
- Asset classes that have a quoted market price in an active market	—	44%	78%	67%
- Asset classes that do not have a quoted market price in an active market	46%	6%	—	5%
Real Estate	5%	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	1%	—
- Asset classes that do not have a quoted market price in an active market	5%	6%	—	—
Other	14%	2%	21%	25%
- Asset classes that have a quoted market price in an active market	4%	2%	21%	4%
- Asset classes that do not have a quoted market price in an active market	10%	—	—	21%	[1]
Total	100%	100%	100%	100%
1. The percentage consists primarily of assets from insurance contracts in Belgium.

	December 31, 2017
	United States	Canada	Brazil	Europe		Others
Equity Securities	53%	56%	—	3%		41%
- Asset classes that have a quoted market price in an active market	26%	47%	—	3%		41%
- Asset classes that do not have a quoted market price in an active market	27%	9%	—	—		—
Fixed Income Securities (including cash)	34%	42%	97%	71%		49%
- Asset classes that have a quoted market price in an active market	4%	33%	97%	67%		49%
- Asset classes that do not have a quoted market price in an active market	30%	9%	—	4%		—
Real Estate	—	2%	1%	—		2%
- Asset classes that have a quoted market price in an active market	—	—	1%	—		2%
- Asset classes that do not have a quoted market price in an active market	—	2%	—	—		—
Other	13%	—	2%	26%		8%
- Asset classes that have a quoted market price in an active market	4%	—	2%	3%		8%
- Asset classes that do not have a quoted market price in an active market	9%	—	—	23%	[1]	—
Total	100%	100%	100%	100%		100%

1.
The percentage consists primarily of assets from insurance contracts in Belgium.
Disclosure of fair value of plan assets	The Finance and Retirement Committees of the Boards of Directors for the respective operating subsidiaries have general supervisory authority over the respective trust funds. These committees have established asset allocation targets for the period as described below. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investme nt strategy within control ranges agreed upon.

	December 31, 2018
	United States	Canada	Brazil	Europe
Equity Securities	38%	49%	—	3%
Fixed Income Securities (including cash)	45%	44%	78%	72%
Real Estate	3%	6%	1%	—
Other	14%	1%	21%	25%	[1]
Total	100%	100%	100%	100%

Actuarial assumptions for defined benefit plans	Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2018	2017	2016	2018	2017	2016
Discount rate
Range	1.75% - 16.00%	1.50% - 15.00%	1.60% - 16.00%	1.75% - 9.50%	1.30% - 7.65%	0.90% - 7.65%
Weighted average	3.80%	3.45%	3.92%	3.98%	3.60%	4.19%
Rate of compensation increase
Range	2.00% - 10.00%	1.80% - 9.00%	1.80% - 10.00%	2.00% - 4.80%	2.00% - 4.50%	2.00% - 32.00%
Weighted average	2.85%	2.81%	3.11%	3.24%	3.32%	3.38%

Disclosure of defined benefit plans

	Other Post-employment Benefits
	2018	2017	2016
Healthcare cost trend rate assumed
Range	1.80% - 8.00%	1.80% - 5.00%	1.80% - 5.60%
Weighted average	4.46%	4.48%	4.51%

Disclosure of sensitivity analysis for actuarial assumptions	The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2018 the defined benefit obligation for post-employment benefit plans was 4,098):

	Effect on 2019 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2018 DBO
Change in assumption
100 basis points decrease in discount rate	—	610
100 basis points increase in discount rate	2	(487)
100 basis points decrease in healthcare cost trend rate	(27)	(407)
100 basis points increase in healthcare cost trend rate	39	506
1 year increase of the expected life of the beneficiaries	9	142
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2018, the defined benefit obligation for pension plans was 9,872):

	Effect on 2019 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2018 DBO
Change in assumption
100 basis points decrease in discount rate	(42)	1,204
100 basis points increase in discount rate	33	(987)
100 basis points decrease in rate of compensation	(14)	(173)
100 basis points increase in rate of compensation	15	177
1 year increase of the expected life of the beneficiaries	11	250

Disclosure of exercise prices of outstanding share options

Date of grant	Exercise prices (per option)
August 2010	$91.98
August 2009	109.14

Changes in stock options issued	Option activity with respect to ArcelorMittal Shares and ArcelorMittal Global Stock Option Plan 2009-2018 is summarized below as of and for each of the years ended December 31, 2018, 2017 and 2016:

	Number of Options	Range of Exercise Prices (per option)	Weighted Average Exercise Price (per option)
Outstanding, December 31, 2015	5,730,800	63.42 – 235.32	148.06	Outstanding,
Expired	(1,048,266)	91.98 – 235.32	125.17
Outstanding, December 31, 2016	4,682,534	63.42 – 235.32	153.19	Outstanding,
Expired	(1,397,659)	63.42 – 235.32	170.40
Outstanding, December 31, 2017	3,284,875	63.42 – 235.32	145.86	Outstanding,
Expired	(1,295,500)	63.42 – 235.32	215.77
Outstanding, December 31, 2018	1,989,375	91.98 – 109.14	100.33	Outstanding,

Exercisable, December 31, 2016	4,682,534	63.42 – 235.32	153.19	Exercisable,
Exercisable, December 31, 2017	3,284,875	63.42 – 235.32	145.86	Exercisable,
Exercisable, December 31, 2018	1,989,375	91.98 – 109.14	100.33	Exercisable,

Number and weighted average remaining contractual life of outstanding share options	The following table summarizes information about total stock options of the Company outstanding as of December 31, 2018:

Options Outstanding
Exercise Prices (per option)	Number of options	Weighted average contractual life (in years)	Options exercisable (number of options)	Maturity
$91.98	1,021,058	1.59	1,021,058	August 3, 2020
109.14	968,317	0.59	968,317	August 4, 2019
$91.98 - $109.14	1,989,375	1.11	1,989,375

Terms and conditions of share-based payment arrangements	Conditions of the 2018 grant were as follows:

		CEO Office			Executive Officers and other qualifying employees
2018 Grant	●	PSUs with a three year performance period			PSUs with a three year performance period

	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			Vesting conditions
			Threshold	Target		Target
		TSR/EPS vs. peer group	100% median	≥120% median	ROCE	100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance	Gap to competition (where applicable)	100% target 100% vesting
		Vesting percentage	50%	100%
The plans in 2017, 2016 and 2015 are summarized below:

		CEO Office					Other Executive Officers
2015 Grant	●	PSUs with a three-year performance period				●	RSUs with a three-year vesting period (2015 grant vested in December 2018)
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group				●	PSUs with a three-year performance period
	●	Value at grant: 100% of base salary for the CEO and 80% for the President and CFO				●	Performance target: mainly ROCE and mining volume plan for the Mining segment
						●	One PSU can give right to 0 up to 1.5 share
	●	Vesting conditions:				●	Vesting conditions:
			Threshold	Target	Stretch		Performance	Threshold	Target	Stretch
		TSR/EPS vs. peer group	80% median	100% median	≥120% median		Performance	80%	100%	≥120%
		TSR vs. S&P 500	Performance equal to 80% of Index	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Vesting	50%	100%	150%
		Vesting percentage	50%	100%	150%
2016 Special Grant	●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period				●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group				●
Performance criteria: ROCE and Gap to competition in some areas one target grant: a share will vest if performance is met at target one overperformance grant: a share will vest if performance exceeds 120%

	●	Value at grant: 150% of base salary for the CEO and the President and CFO				●	Vesting conditions:
	●	Vesting conditions:
				Threshold	Target		Performance		100%	≥120%
		TSR/EPS vs. peer group		100% median	≥120% median		Target award vesting		100%	100%
		TSR vs. S&P 500		Performance equal to Index	≥Performance equal to Index + 2% outperformance		Overperformance award (=20% of target award)		-	100%
		Vesting percentage		50%	100%
2017 Grant	●	PSUs with a three-year performance period				●	PSUs with a three-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group				●	Performance criteria: TSR and Gap to competition in some areas
	●	Value at grant: 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:				●	Vesting conditions:
				Threshold	Target				Threshold	Target
		TSR/EPS vs. peer group		100% median	≥120% median		TSR vs. peer group		100% median 50% vesting	≥120% median 100% vesting
		TSR vs. S&P 500		Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)		-	100% target 100% vesting
		Vesting percentage		50%	100%

Summary of share unit plans outstanding	The following table summarizes the Company’s share unit plans outstanding December 31, 2018:

At Grant date						Number of shares issued as of December 31, 2018
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares exited	Shares forfeited
December 20, 2018	PSU	1,358,750	524	January 1, 2022	21.31	1,358,750	—	—
December 20, 2018	CEO Office	134,861	2	January 1, 2022	16.58	134,861	—	—
December 20, 2017	PSU	1,081,447	527	January 1, 2021	18.42	1,046,816	—	34,631
December 20, 2017	CEO Office	90,084	2	January 1, 2021	22.85	90,084	—	—
June 30, 2016	PSU II	3,472,355	554	January 1, 2021	13.17	3,105,045	—	367,310
June 30, 2016	CEO PSU II	153,268	2	January 1, 2022	16.62	153,268	—	—
June 30, 2016	PSU I	3,472,355	554	January 1, 2019	13.74	3,105,045	—	367,310
June 30, 2016	CEO PSU I	153,268	2	January 1, 2020	10.68	153,268	—	—
December 18, 2015	PSU	295,935	322	January 1, 2019	11.49	223,323	—	72,612
Total		10,212,323			$10.68 – $22.85	9,370,460	—	841,863

Schedule of share unit plan activity	Share unit plan activity is summarized below as of and for each year ended December 31, 2018, 2017 and 2016:

	RSUs		PSUs
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2015	1,320,654	28.78	1,370,675	33.32
Granted [2]	—	—	7,252,814	13.46
Exited	(564,679)	38.24	(19,816)	37.11
Forfeited	(105,721)	26.12	(564,179)	37.76
Outstanding, December 31, 2016	650,254	21.00	8,039,494	15.08
Granted [2]	—	—	1,199,338	19.25
Exited	(303,550)	30.69	(204,855)	43.34
Forfeited	(40,699)	20.32	(437,141)	18.33
Outstanding, December 31, 2017	306,005	11.49	8,596,836	14.83
Granted [1]	—	—	1,577,865	21.32
Exited	(288,721)	11.49	(412,893)	28.98
Forfeited	(17,284)	11.49	(391,348)	16.41
Outstanding, December 31, 2018	—		9,370,460	15.34

1.	Including 56,606 over-performance shares granted for the targets achievement of the PSU grant September 17, 2014 and 27,648 of the GMB PSU grant June 30, 2015
2.
Including 27,807 over-performance shares granted for the targets achievement of the PSU grant September 27, 2013 in 2017 (1,567 over-performance shares for the PSU grant March 29, 2013 in 2016).